HighMark Funds

Money Market Funds

Supplement dated December 16, 2009

To Fiduciary Shares Prospectus dated December 1, 2009

This supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus. This information is expected to be relevant until the end of February, 2010.

In this very low interest rate environment, the 100% U.S. Treasury Money Market Fund (the “Fund”) or the Fund’s investment adviser may determine that it is in the best interests of the Fund and its shareholders to limit large purchases or exchanges into the Fund, or to refuse purchases or exchanges altogether for a period of time in order to manage inflows into the Fund.

In addition, at times the Fund may retain up to 10% of its assets in cash in a deposit account held at the Fund’s custodian in order to meet shareholder redemptions or to otherwise facilitate portfolio operations. Cash of the Fund held in a deposit account at the Fund’s custodian is subject to the credit risk of the custodian.

HMK-SK-083-0100

HIGH11016593

HighMark Funds

Money Market Funds

Supplement dated December 16, 2009

To Retail Shares Prospectus dated December 1, 2009

This supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus. This information is expected to be relevant until the end of February, 2010.

In this very low interest rate environment, the 100% U.S. Treasury Money Market Fund (the “Fund”) or the Fund’s investment adviser may determine that it is in the best interests of the Fund and its shareholders to limit large purchases or exchanges into the Fund, or to refuse purchases or exchanges altogether for a period of time in order to manage inflows into the Fund.

In addition, at times the Fund may retain up to 10% of its assets in cash in a deposit account held at the Fund’s custodian in order to meet shareholder redemptions or to otherwise facilitate portfolio operations. Cash of the Fund held in a deposit account at the Fund’s custodian is subject to the credit risk of the custodian.

HMK-SK-084-0100

HIGH11970040

HighMark Funds

Money Market Funds

Supplement dated December 16, 2009

To Class S Shares Prospectus dated December 1, 2009

This supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus. This information is expected to be relevant until the end of February, 2010.

In this very low interest rate environment, the 100% U.S. Treasury Money Market Fund (the “Fund”) or the Fund’s investment adviser may determine that it is in the best interests of the Fund and its shareholders to limit large purchases or exchanges into the Fund, or to refuse purchases or exchanges altogether for a period of time in order to manage inflows into the Fund.

In addition, at times the Fund may retain up to 10% of its assets in cash in a deposit account held at the Fund’s custodian in order to meet shareholder redemptions or to otherwise facilitate portfolio operations. Cash of the Fund held in a deposit account at the Fund’s custodian is subject to the credit risk of the custodian.

HMK-SK-085-0100

HIGH11016592